Off-balance sheet assets received	12 Months Ended
Dec. 31, 2019
Disclosure Off-balance Sheet Assets Received [Line Items]
Disclosure Of Off Balance Sheet Assets Received Text Block

d) Off-balance sheet assets received

The table below presents assets received from third parties that can be sold or repledged and that are not recognized on the balance sheet, but that are held as collateral, including amounts that have been sold or repledged.

Off-balance sheet assets received
USD million	31.12.19	31.12.18
Fair value of assets received that can be sold or repledged	475,726	483,688
received as collateral under reverse repurchase, securities borrowing and lending arrangements, derivative and other transactions[1]	466,045	473,302
received in unsecured borrowings	9,681	10,385
Thereof sold or repledged[2]	350,477	356,745
in connection with financing activities	305,362	315,402
to satisfy commitments under short sale transactions	30,591	28,943
in connection with derivative and other transactions[1]	14,524	12,400
1 Includes securities received as initial margin from its clients that UBS is required to remit to central counterparties, brokers and deposit banks through its exchange-traded derivative clearing and execution services. 2 Does not include off-balance sheet securities (31 December 2019: USD 19.6 billion; 31 December 2018: USD 24.5 billion) placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes for which there are no associated liabilities or contingent liabilities.

UBS AG
Disclosure Off-balance Sheet Assets Received [Line Items]
Disclosure Of Off Balance Sheet Assets Received Text Block

d) Off-balance sheet assets received

The table below presents assets received from third parties that can be sold or repledged and that are not recognized on the balance sheet, but that are held as collateral, including amounts that have been sold or repledged.

Off-balance sheet assets received
USD million	31.12.19	31.12.18
Fair value of assets received that can be sold or repledged	475,726	483,688
received as collateral under reverse repurchase, securities borrowing and lending arrangements, derivative and other transactions[1]	466,045	473,302
received in unsecured borrowings	9,681	10,385
Thereof sold or repledged[2]	351,327	356,752
in connection with financing activities	306,212	315,402
to satisfy commitments under short sale transactions	30,591	28,949
in connection with derivative and other transactions[1]	14,524	12,400
1 Includes securities received as initial margin from its clients that UBS AG is required to remit to central counterparties, brokers and deposit banks through its exchange-traded derivative clearing and execution services. 2 Does not include off-balance sheet securities (31 December 2019: USD 19.6 billion; 31 December 2018: USD 24.5 billion) placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes for which there are no associated liabilities or contingent liabilities.